Other income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income [Line Items]
Proceeds from unsecured claims	$ 5,754	$ 98,565	$ 635,075
Interest and other income	190,909	117,280	71,774
Total other income	230,478	254,074	722,574
Management fees and other
Other Income [Line Items]
Management fees	$ 33,815	$ 38,229	$ 15,725